SCHEDULE OF OTHER CURRENT PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Employees and related expenses	$ 998	$ 1,385
Accrued expenses	76	163
Others	83
Other current payables	$ 1,157	$ 1,548